Prohibited Transactions	12 Months Ended
Dec. 31, 2025
EBP 009
Employee Benefit Plan, Prohibited Transactions [Line Items]
Prohibited Transactions

Note 9 Prohibited Transactions

Under DOL Reg. 2510.3-102(b), the Plan is required to remit the employee contributions to the Plan at the earliest date such amounts can be reasonably segregated from the Plan's general assets, but no later than the fifteenth business day of the month following the date that participants contributions are withheld by the Plan. As reported on Schedule H, Item 4(a) - Schedule of Delinquent Participant Contributions, certain contributions for payrolls during the plan year ended December 31, 2025, totaling $236, were remitted outside the 15-day requirement. These transactions constitute a prohibited transaction as defined by ERISA.